Equity (Details Textuals 1) - shares		12 Months Ended
	Aug. 03, 2022	Dec. 31, 2022 [1]
Disclosure of classes of share capital [line items]
Number of shares isssued in business acquisition	18,492,061,000	18,492,000
Public shares
Disclosure of classes of share capital [line items]
Number of shares isssued in business acquisition	3,377,561,000
Founder shares
Disclosure of classes of share capital [line items]
Number of shares isssued in business acquisition	5,750,000,000
PIPE shares
Disclosure of classes of share capital [line items]
Number of shares isssued in business acquisition	9,364,500,000

[1]	All Alpha ordinary shares outstanding were exchanged into Semantix ordinary shares. New shares were issued for an aggregate subscription price equal to the net asset value of Alpha as of August 3, 2022 (i.e., cash received from Alpha’s cash held in the Trust account of R$179,037, cash received from certain private investors through Alpha of R$494,826 less the fair value of the Semantix Warrants and certain transaction costs incurred, totaling R$615,634), transaction expenses incurred by Semantix of R$13,826 and the Listing Expense of R$215,570 (refer to note 6 (ii) for more detail). The composition of the shares issued is as follows:

Share Class	Quantity of shares

Public shares	3,377,561
Founder shares	5,750,000
PIPE shares	9,364,500
Total	18,492,061